Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

December 31,
2014
(in thousands)
Assets	$18,349
Liabilities	(10,559)
Net carrying amount	$7,790